PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Global Perspectives
®
Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100 .0%
Affiliated Investment Companies : 100 .0%
655,068  Voya Emerging
Markets Index Portfolio
- Class I
$ 6,622,734
10 .3
817,224  Voya Global Bond
Fund - Class R6
5,933,048
9 .2
812,693  Voya GNMA Income
Fund - Class R6
5,940,785
9 .3
709,317  Voya High Yield
Portfolio - Class I
6,114,311
9 .5
247,931  Voya Index Plus
LargeCap Portfolio
- Class I
7,028,850
10 .9
575,520  Voya International
Index Portfolio - Class I
6,750,852
10 .5
1,259,431
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
7,052,811
11 .0
428,723  Voya Small Company
Portfolio - Class R6
6,559,461
10 .2
657,678  Voya U.S. Bond Index
Portfolio - Class I
5,951,982
9 .3
619,402  VY
®
CBRE Global
Real Estate Portfolio
- Class I
6,324,091
9 .8
Total Mutual Funds
(Cost $59,964,470)
64,278,925
100 .0
Total Investments in
Securities
(Cost $59,964,470) $ 64,278,925 100 .0
Liabilities in Excess
of Other Assets (25,852) 0.0
Net Assets $ 64,253,073 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Global Perspectives
®
Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Mutual Funds $ 64,278,925 $ — $ — $ 64,278,925
Total Investments, at fair value $ 64,278,925 $ — $ — $ 64,278,925
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 3,318,336 $ 3,259,412 $ (190,474) $ 235,460 $ 6,622,734 $ — $ 4,604 $ —
Voya Global Bond Fund - Class R6
11,406,208 81,272 (5,411,490) (142,942) 5,933,048 73,601 (88,441) —
Voya GNMA Income Fund - Class
R6
11,235,555 71,607 (5,310,613) (55,764) 5,940,785 63,937 (95,993) —
Voya High Yield Portfolio - Class I
11,202,648 121,773 (5,048,410) (161,700) 6,114,311 114,097 92,419 —
Voya Index Plus LargeCap
Portfolio - Class I
3,437,489 3,079,300 (172,581) 684,642 7,028,850 — 22,497 —
Voya International Index Portfolio
- Class I
3,421,707 3,113,941 (180,901) 396,105 6,750,852 — 14,177 —
Voya MidCap Opportunities
Portfolio - Class R6
3,494,853 3,053,665 (173,157) 677,450 7,052,811 — 21,921 —
Voya Small Company Portfolio -
Class R6
3,653,228 2,930,982 (180,913) 156,164 6,559,461 — 14,165 —
Voya U.S. Bond Index Portfolio -
Class I
11,160,705 76,600 (5,226,469) (58,854) 5,951,982 68,930 (107,899) —
VY
®
CBRE Global Real Estate
Portfolio - Class I
3,685,348 2,846,649 (190,548) (17,358) 6,324,091 — 4,530 —
$ 66,016,077 $ 18,635,201 $ (22,085,556) $ 1,713,203 $ 64,278,925 $ 320,565 $ (118,020) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,314,455
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 4,314,455